Schedule of Stockholders' Equity Note, Warrants or Rights Issued on January 4, 2012 (Details) (USD $)	12 Months Ended
Nov. 30, 2012
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On January 4, 2012 1	2.00%
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On January 4, 2012 2	0.00%
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On January 4, 2012 3	0.00%
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On January 4, 2012 4	206.87%
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On January 4, 2012 5	$ 0.13
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On January 4, 2012 6	$ 100,148